                                                       1933 Act File No. 2-98491
                                                      1940 Act File No. 811-4539

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
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    Pre-Effective Amendment No.
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    Post-Effective Amendment No.   31   ....................        X
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                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
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    Amendment No.   30   ...................................        X
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                    FEDERATED ADJUSTABLE RATE SECURITIES FUND
               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                               1001 Liberty Avenue
                            Federated Investors Tower
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on October 31, 2004 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i)
    on _________________pursuant to paragraph (a)(i)
    75 days after filing pursuant to paragraph (a)(ii)
    on  ________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

     This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

Copies To:        Matthew G. Maloney, Esquire
                  Dickstein Shapiro Morin & Oshinsky LLP
                  2101 L Street, N.W.
                  Washington, D.C.  20037

Federated
World-Class Investment Manager

Federated Adjustable Rate Securities Fund

PROSPECTUS

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October 31, 2004

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Institutional Shares

A mutual fund seeking to provide current income consistent with minimal volatility of principal by investing primarily in adjustable and floating rate securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 8

What are the Specific Risks of Investing in the Fund? 14

What Do Shares Cost? 16

How is the Fund Sold? 16

How to Purchase Shares 18

How to Redeem Shares 19

Account and Share Information 22

Who Manages the Fund? 23

Legal Proceedings 24

Financial Information 25

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is to provide current income consistent with reduced volatility of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund pursues its investment objective by investing primarily in adjustable and floating rate securities which are issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities and agency securities. Mortgage-backed securities generally offer higher yields than comparable U.S. Treasury securities, but are subject to prepayment risks. The Fund's investment adviser (the "Adviser") seeks to manage this risk by selecting mortgage-backed securities which (based primarily on the Adviser's interest rate outlook) have characteristics that make prepayment less likely. The adjustable rate feature of the securities in which the Fund primarily invests will help to reduce movements in the Fund's net asset value (NAV) in response to normal fluctuations in interest rates. As a result, under normal market conditions, the Adviser will not explicitly target a portfolio maturity or duration as part of the Fund's investment strategy. The Fund may invest in non-government, mortgage-backed securities that are rated in one of the two highest categories by a nationally recognized statistical rating organization (NRSRO). The Fund limits its investments to those that would enable it to qualify as a permissible investment for federal credit unions and federal savings associations, and as an appropriate direct investment for national banks.

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The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

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  Interest Rate Risks. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.
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  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
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  Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
  Liquidity Risks. The non-government, mortgage-backed securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund's Institutional Shares are sold without charge (load). The total returns shown in the bar chart are based upon net asset value.

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The Fund's Institutional Shares total return for the nine-month period from January 1, 2004 to September 30, 2004 was 0. 93%

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Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 3.06% (quarter ended March 31, 1995). Its lowest quarterly return was (0.57)% (quarter ended June 30, 1994).

Average Annual Total Return Table

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Return Before Taxes is shown for the Fund's Institutional Shares. In addition, Return After Taxes is shown for the Fund's Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for Merrill Lynch 1-Year U.S. Treasury Index (ML1T), a broad-based market index. The ML1T is an unmanaged index tracking one-year U.S. government securities. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

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(For the periods ended December 31, 2003)

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	1 Year	5 Years	10 Years
Fund:
Return Before Taxes	 1. 61%	 4. 39%	 4. 79%
Return After Taxes on Distributions [1]	 0. 94%	 2. 65%	 2. 75%
Return After Taxes on Distributions and Sale of Fund Shares [1]	 1. 05%	 2. 65%	 2. 79%
ML1T	 1. 45%	 4. 65%	 5. 09%

1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED ADJUSTABLE RATE SECURITIES FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.60%
Distribution (12b-1) Fee	None
Shareholder Services Fee [3]	0.25%
Other Expenses [4]	0.17%
Total Annual Fund Operating Expenses	1.02%

The percentages shown are based on expenses for the entire fiscal year ended August 31, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and at any particular point, may be greater or less than the stated average percentage.
1 Although not contractually obligated to do so, the adviser, shareholder service provider, administrator and transfer agent waived certain amounts. This is shown below along with the net expenses the Fund actually paid for the fiscal year ended August 31, 2004.
Total Waivers of Fund Expenses	0.41%
Total Actual Annual Fund Operating Expenses (after waivers)	0.61%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.45% for the fiscal year ended August 31, 2004.
3 The shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended August 31, 2004.
4 The administrator and transfer agent voluntarily waived a portion of their fees. The administrator and transfer agent can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waiver) was 0.16% for the fiscal year ended August 31, 2004.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$104
3 Years	$325
5 Years	$563
10 Years	$1,248

What are the Fund's Investment Strategies?

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The Fund, under normal circumstances, invests primarily in adjustable and floating rate securities, including mortgage-backed securities and agency securities. It is anticipated that such a portfolio will generally provide higher current yields than money market securities. The adjustable rate feature of the securities in which the Fund primarily invests will help to reduce movements in the Fund's NAV in response to normal fluctuations in interest rates. As a result, under normal market conditions, the Adviser will not explicitly target a portfolio maturity or duration as part of the Fund's investment strategy. While the Fund's NAV will exhibit greater volatility than that of a money market portfolio, it should exhibit less volatility than a portfolio of fixed-rate mortgages. As a fundamental investment policy, the Fund will invest at least 65% of the value of its total assets in a professionally managed portfolio of U.S. government securities consisting of adjustable and floating rate mortgage securities which are issued or guaranteed by the U.S. government, its agencies or instrumentalities. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy discussion.

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Mortgage-backed securities generally offer higher yields than comparable U.S. Treasury securities. The extra yield compensates for prepayment risk. Underlying mortgages, which act as collateral for mortgage securities, may, in most cases, be prepaid by homeowners at any time without penalty. One important reason for prepayments is changes in market interest rates from the time of mortgage origination.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage-backed securities with characteristics that make prepayment less likely. An important factor in the Adviser's assessment of these characteristics is the Adviser's interest rate outlook. Characteristics that the Adviser may consider in selecting securities include the interest rate formulas of the underlying mortgages, the index upon which the mortgage rate is based, the length of time the underlying mortgages have been outstanding, the prior prepayment history of the mortgages and the federal agencies (if any) that securitize the mortgages.

The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

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The Adviser may attempt to take advantage of current and potential yield differentials existing from time to time between various government adjustable rate mortgage-backed securities in order to increase the Fund's return. In addition, the Adviser may invest a portion of the Fund's assets in fixed-rate, U.S. government mortgage securities, in mortgage-backed securities issued by non-governmental entities which are rated in one of the two highest rating categories by an NRSRO, or in U.S. government securities that are not mortgage-backed securities , such as U.S. Treasury securities and U.S. government agency securities, when in the Adviser's judgment, such investment will potentially enhance return or manage risk under current or anticipated economic and market conditions. The Fund may also engage in dollar roll transactions for their potential to enhance income.

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The Adviser may use collateralized mortgage obligations (CMOs) with relatively predictable cash flows (such as sequential pay, planned amortization class and targeted amortization class), to reduce prepayment risk.

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Because the Fund refers to adjustable rate investments in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in adjustable rate securities.

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TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

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FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified period of time.

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A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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The following describes the types of fixed-income securities in which the Fund principally invests:

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Treasury Securities

Treasury securities are direct obligations of the Federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation and Washington Metropolitan Area Transit Authority Bonds.

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Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association and Tennessee Valley Authority in support of such obligations.

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A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

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Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

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A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

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Mortgage-Backed Securities

Mortgage-backed securities represent interests in "pools" (groups) of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is pass- through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Adjustable Rate Mortgages

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The Fund invests in interest in pools of adjustable rate mortgages, which are known as "ARMs. " While fixed-rate mortgage securities have a stated interest rate, ARMs have periodic adjustments in the interest rate on the underlying mortgages. The interest rates paid on the ARMs in which the Fund may invest are generally readjusted at intervals of one year or less, although ARMS with longer resets such as three, five, seven and ten years are also permissible investments for the Fund. Depending upon the length of the period to the next interest rate adjustment, the adjustable rate feature of the mortgages underlying the ARMs with short-term interest rate resets should help to limit sharp movements in the Fund's NAV in response to normal fluctuations in interest rates. As interest rates on the mortgages underlying ARMs reset periodically (for example, semi-annually or annually), the yields of the ARMs held in the portfolio will gradually adjust to reflect the overall changes in interest rates. However, ARMS with longer interest rate resets, such as three, five, seven and ten years, may increase fluctuations in the Fund's NAV.

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Adjustable Rate Securities

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Adjustable (including floating) rate securities are fixed-income securities with interest rates that are reset periodically. The periodic coupon adjustments reduce the price volatility of adjustable rate securities, relative to fixed-income rate securities. Adjustable rate securities consist of agency securities and mortgage-backed securities, including ARMs, non-government, mortgage-backed securities and mortgage-related, asset-backed securities.

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Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits, allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of prepayment risk of CMOs depends upon the structure of the CMOs. However, the actual returns of any type of mortgage-backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

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Sequential CMOs

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In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

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PACs and TACs

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More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

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Non- Government, Mortgage-Backed Securities

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Non- government, mortgage-backed securities (including non-governmental CMOs) are issued by private entities, rather than by U.S. government agencies. These securities involve credit risks and liquidity risks. The Fund may invest in non- government, mortgage-backed securities that are rated in one of the two highest rating categories by an NRSRO. The non- government, mortgage-backed securities in which the Fund invests will be treated as mortgage-related, asset -backed securities.

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Mortgage-Related, Asset-Backed Securities

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Asset-backed securities are payable from pools of obligations other than mortgage-backed securities issued by U.S. government agencies. Most asset-backed securities involve consumer or commercial debts. The Fund will purchase only mortgage-related, asset-backed securities, examples of which include, but are not limited to, home equity loans and manufactured housing obligations. Asset-backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset-backed securities have prepayment risks. Like CMOs, asset-backed securities may be structured like Floaters, Inverse Floaters, IOs and POs. Also, asset-backed securities may be issued by a private entity and, although these securities must be rated in one of the two highest rating categories by an NRSRO, they present credit risks.

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Credit Enhancement

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Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

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SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price paid by the dealer or bank exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

TO BE ANNOUNCED SECURITIES (TBAS)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

DOLLAR ROLLS

Dollar rolls are transactions where the Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. Dollar rolls are subject to interest rate risks and credit risks.

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Securities Lending

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The Fund may lend portfolio securities to borrowers that the Fund's adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

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The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

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Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

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Securities lending activities are subject to interest rate risks and credit risks. These transactions may create leverage risks.

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Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

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Investment Ratings for Investment-Grade Securities

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's (S&P), a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

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If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

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Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

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PREPAYMENT RISKS

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Unlike traditional fixed-income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage - backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage-backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage-backed securities generally fall when interest rates rise. Since rising interest rates generally result in decreased prepayments of mortgage-backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed-income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

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Generally, mortgage-backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

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Many fixed-income securities receive credit ratings from services such as S&P and Moody's Investor Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

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Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LIQUIDITY RISKS

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Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

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Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

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REGULATORY COMPLIANCE

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In accordance with the rules and regulations established by the National Credit Union Administration (NCUA), the Fund will not purchase a residual interest in CMO or REMIC. In addition, the Fund will not purchase zero coupon securities with maturities greater than ten years.

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What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated NAV. The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The Fund generally values fixed-income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount. An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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How is the Fund Sold?

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The Fund offers two Share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial intermediaries, public and private organizations or to individuals, directly or through investment professionals. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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SERVICE FEES

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

The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

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

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under the Rule 12b-1 Plan and/or Service Fees arrangement. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.
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You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

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An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

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Make your check payable to The Federated Funds , note your account number on the check, and send it to:

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The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

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If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

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The Federated Funds
66 Brooks Drive
Braintree, MA 02184

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

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You may redeem Shares by sending a written request to the Fund.

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You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

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The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

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Send requests by private courier or overnight delivery service to:

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The Federated Funds
66 Brooks Drive
Braintree, MA 02184

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All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

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Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

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  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

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The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

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ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

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The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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

The Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $ 198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1, 650 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Todd A. Abraham

Todd A. Abraham has been the Fund's Portfolio Manager since August 1995. He is Vice President of the Fund. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

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Donald T. Ellenberger

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

Donald T. Ellenberger has been the Fund's Portfolio Manager since November 2003. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.60% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Legal Proceedings

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

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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

As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at www.federatedinvestors.com , and any future press releases on this subject will also be posted there.


Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

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The board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$9.59	$9.63	$9.59	$9.50	$9.51
Income From Investment Operations:
Net investment income	0.16	0.21	0.35	0.57	0.55
Net realized and unrealized gain (loss) on investments	(0.04)	(0.04)	0.04	0.09	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.12	0.17	0.39	0.66	0.53
Less Distributions:
Distributions from net investment income	(0.16)	(0.21)	(0.35)	(0.57)	(0.54)
Net Asset Value, End of Period	$9.55	$9.59	$9.63	$9.59	$9.50
Total Return [1]	1.31%	1.76%	4.09%	7.18%	5.77%

Ratios to Average Net Assets:
Expenses	0.61%	0.61%	0.61%	0.58%	0.57%
Net investment income	1.74%	2.18%	3.58%	6.00%	5.75%
Expense waiver/reimbursement [2]	0.41%	0.39%	0.40%	0.42%	0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$245,353	$362,518	$336,567	$241,461	$283,706
Portfolio turnover	77%	72%	64%	38%	73%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated August 31, 2004, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated October 31, 2004, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at www.federatedinvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-4539

Federated
World-Class Investment Manager

Federated Adjustable Rate Securities Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314082108

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8100309A-IS (10/ 04)

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Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Adjustable Rate Securities Fund

PROSPECTUS

October 31, 2004

Institutional Service Shares

A mutual fund seeking to provide current income consistent with minimal volatility of principal by investing primarily in adjustable and floating rate securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 8

What are the Specific Risks of Investing in the Fund? 13

What Do Shares Cost? 15

How is the Fund Sold? 15

How to Purchase Shares 16

How to Redeem Shares 18

Account and Share Information 20

Who Manages the Fund? 21

Legal Proceedings 22

Financial Information 24

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is to provide current income consistent with reduced volatility of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund pursues its investment objective by investing primarily in adjustable and floating rate securities which are issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities and agency securities. Mortgage-backed securities generally offer higher yields than comparable U.S . Treasury securities, but are subject to prepayment risks. The Fund's investment adviser (the "Adviser") seeks to manage this risk by selecting mortgage-backed securities which (based primarily on the Adviser's interest rate outlook) have characteristics that make prepayment less likely. The adjustable rate feature of the securities in which the Fund primarily invests will help to reduce movements in the Fund's net asset value (NAV) in response to normal fluctuations in interest rates. As a result, under normal market conditions, the Adviser will not explicitly target a portfolio maturity or duration as part of the Fund's investment strategy. The Fund may invest in non-government, mortgage-backed securities that are rated in one of the two highest categories by a nationally recognized statistical rating organization (NRSRO). The Fund limits its investments to those that would enable it to qualify as a permissible investment for federal credit unions and federal savings associations, and as an appropriate direct investment for national banks.

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The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans, or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

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  Interest Rate Risks. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.
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  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
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  Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
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  Liquidity Risks. The non-government, mortgage-backed securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund's Institutional Service Shares are sold without charge (load). The total returns shown in the bar chart are based upon net asset value.

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The Fund's Institutional Service Shares total return for the nine-month period from January 1, 2004 to September 30, 2004 was 0. 74%.

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Within the period shown in the bar chart, the Fund's Institutional Service Shares highest quarterly return was 3.00% (quarter ended March 31, 1995). Its lowest quarterly return was (0.63)% (quarter ended June 30, 1994).

Average Annual Total Return Table

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Return Before Taxes is shown for the Fund's Institutional Service Shares. In addition, Return After Taxes is shown for the Fund's Institutional Service Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for Merrill Lynch 1-Year U.S. Treasury Index (ML1T), a broad-based market index. The ML1T is an unmanaged index tracking one-year U.S. government securities. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

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(For the periods ended December 31, 2003)

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	1 Year	5 Years	10 Years
Fund:
Return Before Taxes	 1. 36%	4. 13%	4. 52%
Return After Taxes on Distributions [1]	 0. 77%	2. 49%	2. 59%
Return After Taxes on Distributions and Sale of Fund Shares [1]	 0. 88%	2. 50%	2. 63%
ML1T	 1. 45%	 4. 65%	5. 09%

1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and l ocal taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED ADJUSTABLE RATE SECURITIES FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.60%
Distribution (12b-1) Fee [3]	0.25%
Shareholder Services Fee	0.25%
Other Expenses [4]	0.17%
Total Annual Fund Operating Expenses	1.27%

The percentages shown are based on expenses for the entire fiscal year ended August 31, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and at any particular point, may be greater or less than the stated average percentage
1 Although not contractually obligated to do so, the adviser, distributor, administrator and transfer agent waived certain amounts. This is shown below along with the net expenses the Fund actually paid for the fiscal year ended August 31, 2004.
Total Waivers of Fund Expenses	0.41%
Total Actual Annual Fund Operating Expenses (after waivers)	0.86%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.45% for the fiscal year ended August 31, 2004.
3 The distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended August 31, 2004.
4 The administrator and transfer agent voluntarily waived a portion of their fees. The administrator and transfer agent can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waiver) was 0.16% for the fiscal year ended August 31, 2004.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$129
3 Years	$403
5 Years	$697
10 Years	$1,534

What are the Fund's Investment Strategies?

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The Fund, under normal circumstances, invests primarily in adjustable and floating rate securities, including mortgage-backed securities and agency securities. It is anticipated that such a portfolio will generally provide higher current yields than money market securities. The adjustable rate feature of the securities in which the Fund primarily invests will help to reduce movements in the Fund's NAV in response to normal fluctuations in interest rates. As a result, under normal market conditions, the Adviser will not explicitly target a portfolio maturity or duration as part of the Fund's investment strategy. While the Fund's NAV will exhibit greater volatility than that of a money market portfolio, it should exhibit less volatility than a portfolio of fixed-rate mortgages. As a fundamental investment policy, the Fund will invest at least 65% of the value of its total assets in a professionally managed portfolio of U.S. government securities consisting primarily of adjustable and floating rate mortgage securities which are issued or guaranteed by the U.S. government, its agencies or instrumentalities. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy discussion.

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Mortgage-backed securities generally offer higher yields than comparable U.S. Treasury securities. The extra yield compensates for prepayment risk. Underlying mortgages, which act as collateral for mortgage securities, may, in most cases, be prepaid by homeowners at any time without penalty. One important reason for prepayments is changes in market interest rates from the time of mortgage origination.

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The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage-backed securities with characteristics that make prepayment less likely. An important factor in the Adviser's assessment of these characteristics is the Adviser's interest rate outlook. Characteristics that the Adviser may consider in selecting securities include the interest rate formulas of the underlying mortgages, the index upon which the mortgage rate is based, the length of time the underlying mortgages have been outstanding, the prior prepayment history of the mortgages and the federal agencies (if any) that securitize the mortgages.

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The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

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The Adviser may attempt to take advantage of current and potential yield differentials existing from time to time between various government adjustable rate mortgage-backed securities in order to increase the Fund's return. In addition, the Adviser may invest a portion of the Fund's assets in fixed-rate, U.S. government mortgage securities, in mortgage-backed securities issued by non-governmental entities which are rated in one of the two highest rating categories by an NRSRO, or in U.S. government securities that are not mortgage- backed securities, such as U.S. Treasury securities and U.S. government agency securities, when in the Adviser's judgment, such investment will potentially enhance return or manage risk under current or anticipated economic and market conditions. The Fund may also engage in dollar roll transactions for their potential to enhance income.

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The Adviser may use collateralized mortgage obligations (CMOs) with relatively predictable cash flows (such as sequential pay, planned amortization class and targeted amortization class), to reduce prepayment risk.

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Because the Fund refers to adjustable rate investments in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in adjustable rate securities.

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TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

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FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified period of time.

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A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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The following describes the types of fixed-income securities in which the Fund principally invests:

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Treasury Securities

Treasury securities are direct obligations of the Federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation and Washington Metropolitan Area Transit Authority Bonds.

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Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association and Tennessee Valley Authority in support of such obligations.

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A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

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Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

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A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

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Mortgage-Backed Securities

Mortgage-backed securities represent interests in "pools" (groups) of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is pass- through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Adjustable Rate Mortgages

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The Fund invests in interest in pools of adjustable rate mortgages, which are known as "ARMs. " While fixed-rate mortgage securities have a stated interest rate, ARMs have periodic adjustments in the interest rate on the underlying mortgages. The interest rates paid on the ARMs in which the Fund may invest are generally readjusted at intervals of one year or less, although ARMS with longer resets such as three, five, seven and ten years are also permissible investments for the Fund. Depending upon the length of the period to the next interest rate adjustment, the adjustable rate feature of the mortgages underlying the ARMs with short-term interest rate resets should help to limit sharp movements in the Fund's NAV in response to normal fluctuations in interest rates. As interest rates on the mortgages underlying ARMs reset periodically (for example, semi-annually or annually), the yields of the ARMs held in the portfolio will gradually adjust to reflect the overall changes in interest rates. However, ARMS with longer interest rate resets, such as three, five, seven and ten years, may increase fluctuations in the Fund's NAV.

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Adjustable Rate Securities

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Adjustable (including floating) rate securities are fixed-income securities with interest rates that are reset periodically. The periodic coupon adjustments reduce the price volatility of adjustable rate securities, relative to fixed-income rate securities. Adjustable rate securities consist of agency securities and mortgage-backed securities, including ARMs, non-government, mortgage-backed securities and mortgage-related, asset-backed securities.

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Collateralized Mortgage Obligations ( CMOs)

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CMOs, including interests in real estate mortgage investment conduits, allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of prepayment risk of CMOs depends upon the structure of the CMOs. However, the actual returns of any type of mortgage-backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

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Sequential CMOs

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In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

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PACs and TACs

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More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

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Non-Government, Mortgage-Backed Securities

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Non-government, mortgage-backed securities (including non-governmental CMOs) are issued by private entities, rather than by U.S. government agencies. These securities involve credit risks and liquidity risks. The Fund may invest in non-government, mortgage-backed securities that are rated in one of the two highest rating categories by an NRSRO. The non-government, mortgage-backed securities in which the Fund invests will be treated as mortgage-related, asset- backed securities.

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Mortgage-Related, Asset-Backed Securities

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Asset-backed securities are payable from pools of obligations other than mortgage-backed securities issued by U.S. government agencies. Most asset-backed securities involve consumer or commercial debts. The Fund will purchase only mortgage-related, asset-backed securities, examples of which include, but are not limited to, home equity loans and manufactured housing obligations. Asset- backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset-backed securities have prepayment risks. Like CMOs, asset- backed securities may be structured like Floaters, Inverse Floaters, IOs and POs. Also, asset-backed securities may be issued by a private entity and, although these securities must be rated in one of the two highest rating categories by an NRSRO, they present credit risks.

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Credit Enhancement

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Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

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SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price paid by the dealer or bank exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

TO BE ANNOUNCED SECURITIES (TBAS)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

DOLLAR ROLLS

Dollar rolls are transactions where the Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. Dollar rolls are subject to interest rate risks and credit risks.

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Securities Lending

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The Fund may lend portfolio securities to borrowers that the Fund's adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

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The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

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Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

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Securities lending activities are subject to interest rate risks and credit risks. These transactions may create leverage risks.

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Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

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Investment Ratings for Investment-Grade Securities

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's (S&P), a rating service, assigns ratings to investment-grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

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If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

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Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

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PREPAYMENT RISKS

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Unlike traditional fixed-income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage - backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage-backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage-backed securities generally fall when interest rates rise. Since rising interest rates generally result in decreased prepayments of mortgage-backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed-income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

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Generally, mortgage-backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

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Many fixed-income securities receive credit ratings from services such as S&P and Moody's Investor Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

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Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LIQUIDITY RISKS

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Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

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Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

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REGULATORY COMPLIANCE

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In accordance with the rules and regulations established by the National Credit Union Administration (NCUA), the Fund will not purchase a residual interest in CMO or REMIC. In addition, the Fund will not purchase zero coupon securities with maturities greater than ten years.

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What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus ), it is processed at the next calculated NAV. The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The Fund generally values fixed-income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount. An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund offers two Share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. All Share classes have different expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions, credit unions, savings associations and national banks or to individuals, directly or through investment professionals. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution, administration and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

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SERVICE FEES

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The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under the Rule 12b-1 Plan and/or Service Fees arrangement. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.
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You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

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An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

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Make your check payable to The Federated Funds , note your account number on the check, and send it to:

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The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

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If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

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The Federated Funds
66 Brooks Drive
Braintree, MA 02184

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time ), you will receive a redemption amount based on that day's NAV.

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By Mail

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You may redeem Shares by sending a written request to the Fund.

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You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

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The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

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Send requests by private courier or overnight delivery service to:

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The Federated Funds
66 Brooks Drive
Braintree, MA 02184

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All requests must include:

  Fund Name and Share Class, account number and account registration;

  amount to be redeemed; and

  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

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Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

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  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member.
A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

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The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

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ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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Who Manages the Fund?

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The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $ 198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1, 650 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Todd A. Abraham

Todd A. Abraham has been the Fund's Portfolio Manager since August 1995. He is Vice President of the Fund. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

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Donald T. Ellenberger

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Donald T. Ellenberger has been the Fund's Portfolio Manager since November 2003. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.60% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Legal Proceedings

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Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at www.federatedinvestors.com , and any future press releases on this subject will also be posted there.

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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

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The Board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$9.59	$9.63	$9.59	$9.50	$9.51
Income From Investment Operations:
Net investment income	0.14	0.19	0.32	0.55	0.52
Net realized and unrealized gain (loss) on investments	(0.04)	(0.05)	0.04	0.09	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.10	0.14	0.36	0.64	0.51
Less Distributions:
Distributions from net investment income	(0.14)	(0.18)	(0.32)	(0.55)	(0.52)
Net Asset Value, End of Period	$9.55	$9.59	$9.63	$9.59	$9.50
Total Return [1]	1.05%	1.51%	3.83%	6.91%	5.50%

Ratios to Average Net Assets:
Expenses	0.86%	0.86%	0.86%	0.83%	0.82%
Net investment income	1.47%	1.93%	3.31%	5.72%	5.51%
Expense waiver/reimbursement [2]	0.41%	0.39%	0.40%	0.42%	0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,870	$80,248	$54,472	$34,266	$28,396
Portfolio turnover	77%	72%	64%	38%	73%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated August 31, 2004, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated October 31, 2004, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at www.federatedinvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-4539

Federated
World-Class Investment Manager

Federated Adjustable Rate Securities Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314082207

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8100309A-SS (10/ 04)

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Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

FEDERATED ADJUSTABLE RATE SECURITIES FUND

Statement of Additional Information
October 31, 2004

Institutional Shares
Institutional Service Shares

This Statement of Additional Information (SAI) is not a prospectus.
Read this SAI in conjunction with the prospectuses for the Fund's
Institutional Shares and Institutional Service Shares (Fund), dated
October 31, 2004.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling
1-800-341-7400.

                                            Contents
                                            How is the Fund Organized?...............1
                                            --------------------------
                                            Securities in Which the
                                            ------------------------
                                            Fund Invests.............................1
                                            ------------
                                            What Do Shares Cost?.....................7
                                            --------------------
                                            How is the Fund Sold?....................7
                                            ---------------------
                                            Exchanging Securities for
                                            --------------------------
                                            Shares...................................7
                                            ------
                                            Subaccounting Services...................8
                                            ----------------------
                                            Redemption in Kind.......................8
                                            ------------------
                                            Massachusetts Partnership
                                            --------------------------
                                            Law......................................9
                                            ---
                                            Account and Share
                                            ------------------
                                            Information..............................9
                                            -----------
                                            Tax Information.........................10
                                            ---------------
                                            Who Manages and Provides
                                            -------------------------
                                            Services to the Fund?...................10
                                            ---------------------
                                            How Does the Fund Measure
                                            --------------------------
                                            Performance?............................19
                                            ------------
                                            Who is Federated Investors,
                                            ----------------------------
                                            Inc.?...................................21
                                            -----
                                            Financial Information...................22
                                            ---------------------
                                            Investment Ratings......................22
                                            ------------------
                                            Addresses...............................24
                                            ---------

HOW IS THE FUND ORGANIZED?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on
May 21, 1985.

 The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional
Service Shares (Shares). This SAI relates to both classes of Shares..
The Fund's investment adviser is Federated Investment Management
Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium)
than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.
Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund invests:

Treasury Securities
Treasury securities are direct obligations of the Federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

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Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some
GSE securities are supported by the full faith and credit of the United
States. These include the Government National Mortgage Association,
Small Business Administration, Farm Credit System Financial Assistance
Corporation, Farmer's Home Administration, Federal Financing Bank,
General Services Administration, Department of Housing and Urban
Development, Export-Import Bank, Overseas Private Investment
Corporation and Washington Metropolitan Area Transit Authority Bonds.
  Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home
Loan Mortgage Corporation, Federal National Mortgage Association,
Student Loan Marketing Association and Tennessee Valley Authority in
support of such obligations.
  A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System,
Financing Corporation, and Resolution Funding Corporation.
  Investors regard agency securities as having low credit risks, but not as low as Treasury securities.
  A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Mortgage-Backed Securities
Mortgage-backed securities represent interests in pools of mortgages.
The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.
  Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month.
Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Adjustable Rate Mortgages

The Fund invests in interest in pools of adjustable rate mortgages, which are known as "ARMs." While fixed rate mortgage securities have a stated interest rate, ARMs have periodic adjustments in the interest rate on the underlying mortgages. The interest rates paid on the ARMs in which the Fund may invest are generally readjusted at intervals of one year or less, although ARMS with longer resets such as three, five, seven and ten years are also permissible investments for the Fund.
Depending upon the length of the period to the next interest rate adjustment, the adjustable rate feature of the mortgages underlying the
ARMs with short term interest rate resets should help to limit sharp movements in the Fund's NAV in response to normal fluctuations in interest rates. As interest rates on the mortgages underlying ARMs reset periodically (for example, semi-annually or annually), the yields of the ARMs held in the portfolio will gradually adjust to reflect the overall changes in interest rates. However, ARMS with longer interest rate resets, such as three, five, seven and ten years, may increase fluctuations in the Fund's NAV.
Adjustable Rate Securities
Adjustable (including floating) rate securities are fixed income securities with interest rates that are reset periodically. The periodic coupon adjustments reduce the price volatility of adjustable rate securities, relative to fixed income rate securities. Adjustable rate securities consist of agency securities and mortgage-backed securities, including ARMs, non-government mortgage-backed securities and mortgage related asset-backed securities.
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Collateralized Mortgage Obligations
Collateralized mortgage obligations (CMOs), including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Non-Government Mortgage-Backed Securities
Non-government mortgage-backed securities (including non- governmental
CMOs) are issued by private entities, rather than by U.S. government agencies. These securities involve credit risks and liquidity risks.
The Fund may invest in non-government mortgage-backed securities that are rated in one of the two highest rating categories by a nationally recognized statistical rating organization (NRSRO). The non-government mortgage-backed securities in which the Fund invests will be treated as mortgage related asset backed securities.

Mortgage Related Asset-Backed Securities
Asset-backed securities are payable from pools of obligations other than mortgage-backed securities issued by U.S. government agencies.
Most asset backed securities involve consumer or commercial debts. The
Fund will purchase only mortgage related asset backed securities, examples of which include, but are not limited to, home equity loans and manufactured housing obligations. Asset- backed securities may take the form of commercial paper, notes, or pass-through certificates.
Asset-backed securities have prepayment risks. Like CMOs, asset-backed securities may be structured like Floaters, Inverse Floaters, IOs and
POs. Also, asset-backed securities may be issued by a private entity and, although these securities must be rated, in one of the two highest rating categories by a NRSRO, they present credit risks.

Credit Enhancement
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Special Transactions

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security.
The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or
subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the
Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund.
Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time.
During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.
To Be Announced Securities (TBAs)
As with other delayed delivery transactions, a seller agrees to issue a
TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the Fund.
Dollar Rolls
Dollar rolls are transactions where the Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities.
Dollar rolls are subject to market risks and credit risks.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Fund's adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to interest rate risks and credit risks. These transactions may create leverage risks.

Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the
Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investment Ratings for Non-Government Mortgage-Backed Securities
The Adviser will determine whether a non-government backed security is eligible for investment by the Fund based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's (S&P), a rating service, assigns ratings to securities based on its assessment of the likelihood of the issuer's inability to pay interest or principal
(default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.
  If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

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Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of
Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund.
Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.  All inter-fund loans must be repaid in seven days or less.  The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending
Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the
Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

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INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The
Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Interest Rate Risks
Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Prepayment Risks
Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage-backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage-backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest bearing securities, the values of mortgage-backed securities generally fall when interest rates rise. Since rising interest rates generally result in decreased prepayments of mortgage-
backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.
  Generally, mortgage-backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

Liquidity Risks
Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.
  Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time.
Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

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REGULATORY COMPLIANCE

In accordance with the rules and regulations established by the
National Credit Union Administration (NCUA), the Fund will not purchase a residual interest in CMO or REMIC. In addition, the Fund will not purchase zero coupon securities with maturities greater than ten years.

Fundamental INVESTMENT Objective and PolicY
The Fund's fundamental investment objective is to provide current income consistent with minimal volatility of principal.
  As a fundamental investment policy, the Fund invests at least 65% of the value of its total assets in a professionally managed portfolio of
U.S. government securities consisting primarily of adjustable and floating rate mortgage securities which are issued or guaranteed by the
U.S. government, its agencies or instrumentalities.
  This investment objective and policy may not be changed by the Fund's
Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company
Act of 1940 ("1940 Act").

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities
Act of 1933.

Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers
or institutional investors and investing in loans, including assignments and participation interests.

Concentration
The Fund will not make investments that will result in the
concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

  The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities,"
as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate,
15% of the Fund's net assets.

Investing in Other Investment Companies
The Fund may invest its assets in securities of other
investment companies.

Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Securities Lending
The Fund may lend portfolio securities up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan
arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Fund's Board. The Fund will receive collateral in the form of cash or U.S. government securities equal to at least 100%
of the value of the securities loaned.

Stripped Mortgage Securities
The Fund will not invest in stripped mortgage securities, including securities which represent a share of only the interest payments or only the principal payments from underlying mortgage related securities.
  For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items" and "bank instruments." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
  As a non-fundamental operating policy, for purposes of the foregoing policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transaction and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

PORTFOLIO TURNOVER
The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. For the fiscal years ended August 31, 2004, and 2003, the portfolio turnover rates were 77% and 72% respectively.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o     for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost;
  and

o     for all other securities at fair value as determined in
  accordance with procedures established by and under the general supervision of the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The
NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?
Under the Distributor's Contract with the Fund, the Distributor
(Federated Securities Corp.) offers Shares on a continuous,
best-efforts basis.


RULE 12B-1 PLAN (institutional service shares)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and providing incentives to investment professionals to sell Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services,
as well as the costs of implementing and operating the Plan.   The Rule
12b-1 Plan allows the Distributor to contract with investment professionals to perform activities covered by the Plan. The Rule 12b-1
Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses. In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the
Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Additional Payments to Financial Institutions
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser).
While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive payments under the Rule 12b-1 Plan and/or
Service Fees.

You can ask your financial institution for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial institutions.

Supplemental Payments
The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the Federated funds.  These payments may be based on such factors as the number or value of Shares the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The Distributor may make payments to financial institutions that sell
Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial institutions who sell Federated fund shares through retirement plan programs.  A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions
From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of Shares.  Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees.  The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial
institutions.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.


EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding
Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the
1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind.
In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the
Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with
Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the
Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust.
Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the
Fund's outstanding Shares.

  As of October 1, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares:
Charles Schwab & Co., Inc., San Francisco, CA, owned approximately
2,712,610 Shares (10.88%); APCO Employees Credit Union, Birmingham, AL,
owned approximately 4,442,773 Shares (17.81%); Bank Mutual, Green Bay,
WI, owned approximately 1,734,528 Shares (6.95%); and First Place Bank,
Warren, OH, owned approximately 1,681,098 Shares (6.74%).
  As of October 1, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service
Shares: Hawaii Federal & State Employee Federal Credit Union, Hilo, HI
owned approximately 962,094 Shares (32.62%); A G Edwards Sons, Inc.,
Saint Louis, MO, owned approximately 163,981 Shares (5.56%);
U.S. Clearing, A Division of Fleet Securities, Inc., owned approximately
325,999 Shares (11.05%); and Fidelity State Bank & Trust Co. owned approximately 149,437 Shares (5.56%).
Hawaii Federal & State Employee Federal Credit Union is organized in the state of Hawaii and is a subsidiary of Hawaii Family Financial
Services (HFS) Federal Credit Union; organized in the state of Hawaii.

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES
The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund
(i.e., "Interested" Board members) and those who are not (i.e.,
"Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue,
Pittsburgh, PA. The Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each
Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; and serves for an indefinite term.

 As of October 1, 2004, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name
Birth Date
Address                                                                Total
Positions Held with                                      Aggregate     Compensation
Fund                  Principal Occupation(s) for Past   Compensation  From Fund and
Date Service Began    Five Years, Other Directorships    From Fund     Federated Fund
                      Held and Previous Position(s)      (past         Complex
                                                         fiscal        (past calendar
                                                         year)         year)
                      Principal Occupations: Chairman              $0
John F. Donahue*      and Director or Trustee of the                   $0
Birth Date: July      Federated Fund Complex; Chairman
28, 1924              and Director, Federated
CHAIRMAN and TRUSTEE  Investors, Inc.

Began serving: May    Previous Positions: Trustee,
1985                  Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: Principal             $0
J. Christopher        Executive Officer and President                  $0
Donahue*              of the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT and         Complex; President, Chief
TRUSTEE               Executive Officer and Director,
--------------------  Federated Investors, Inc.;
                      Chairman and Trustee, Federated
Began serving: July   Investment Management Company;
1999                  Trustee, Federated Investment
                      Counseling; Chairman and
                      Director, Federated Global
                      Investment Management Corp.;
                      Chairman, Federated Equity
                      Management Company of
                      Pennsylvania, Passport Research,
                      Ltd. and Passport Research II,
                      Ltd.; Trustee, Federated
                      Shareholder Services Company;
                      Director, Federated Services
                      Company.

                      Previous Positions: President,
                      Federated Investment Counseling;
                      President and Chief Executive
                      Officer, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Principal Occupations: Director       $1,316.03
Lawrence D. Ellis,    or Trustee of the Federated Fund                 $148,500
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
TRUSTEE               University of Pittsburgh Medical
Began serving:        Center.
August 1987
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F.
Donahue is the father of J. Christopher Donahue; both are "interested"
due to the positions they hold with Federated and its subsidiaries.
Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
-------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                                                                       Total
Name                                                                   Compensation
Birth Date                                               Aggregate     From Fund and
Address               Principal Occupation(s) for Past   Compensation  Federated Fund
Positions Held with   Five Years, Other Directorships    From Fund     Complex
Fund                  Held and Previous Position(s)      (past         (past calendar
Date Service Began                                       fiscal        year)
                                                         year)
                      Principal Occupation: Director        $1,447.65         $163,350
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
TRUSTEE               Committee, Children's Hospital
--------------------  of Pittsburgh; Director,
                      University of Pittsburgh.
Began serving:
October 1995          Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director       $1,447.65         $163,350
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &               Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 North Tamiami    Previous Positions: President,
Trail                 Investment Properties
Suite 402             Corporation; Senior Vice
Naples, FL            President, John R. Wood and
TRUSTEE               Associates, Inc., Realtors;
Began serving:        President, Naples Property
August 1991           Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director        $1,447.65         $163,350
Nicholas P.           or Trustee of the Federated Fund
Constantakis          Complex.
Birth Date:
September 3, 1939     Other Directorships Held:
175 Woodshire Drive   Director and Member of the Audit
Pittsburgh, PA        Committee, Michael Baker
TRUSTEE               Corporation (engineering and
Began serving:        energy services worldwide).
February 1998
                      Previous Position: Partner,
                      Anderson Worldwide SC.

                      Principal Occupation: Director        $1,316.03         $148,500
John F. Cunningham    or Trustee of the Federated Fund
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
TRUSTEE               Executive Officer, Cunningham &
Began serving:        Co., Inc. (strategic business
January 1999          consulting); Trustee Associate,
                      Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director        $1,316.03         $148,500
Peter E. Madden       or Trustee of the Federated Fund
Birth Date: March     Complex; Management Consultant.
16, 1942
One Royal Palm Way    Other Directorships Held: Board
100 Royal Palm Way    of Overseers, Babson College.
Palm Beach, FL
TRUSTEE               Previous Positions:
Began serving:        Representative, Commonwealth of
August 1991           Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director       $1,447.65         $163,350
Charles F.            or Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
TRUSTEE               Previous Positions: Chief
Began serving: July   Executive Officer, PBTC
1999                  International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

                      Principal Occupations: Director       $1,579.25         $178,200
John E. Murray,       or Trustee of the Federated Fund
Jr., J.D., S.J.D.     Complex; Chancellor and Law
Birth Date:           Professor, Duquesne University;
December 20, 1932     Partner, Murray, Hogue & Lannis.
Chancellor,
Duquesne University   Other Directorships Held:
Pittsburgh, PA        Director, Michael Baker Corp.
TRUSTEE               (engineering, construction,
--------------------  operations and technical
                      services).
Began serving:
February 1995         Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director      $1,316.03         $148,500
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
TRUSTEE
Began serving: May    Previous Positions: National
1985                  Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director      $1,316.03         $148,500
John S. Walsh         or Trustee of the Federated Fund
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
TRUSTEE               Director, Manufacturers
Began serving: July   Products, Inc. (distributor of
1999                  portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly, Inc.

-------------------------------------------------------------------------

OFFICERS**

Name
Birth Date
Address
Positions Held with Fund
----------------------------- Principal Occupation(s) and Previous Position(s)
Date Service Began
                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT and  Inc.
SECRETARY
----------------------------- Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
Began serving: June 1995      Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Principal Financial Officer and
Richard J. Thomas             Treasurer of the Federated Fund Complex; Senior Vice
Birth Date: June 17, 1954     President, Federated Administrative Services.
TREASURER
Began serving: November 1998  Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: Vice Chairman or Vice President
Richard B. Fisher             of some of the Funds in the Federated Fund Complex;
Birth Date: May 17, 1923      Vice Chairman, Federated Investors, Inc.; Chairman,
VICE PRESIDENT                Federated Securities Corp.
Began serving: May 1985
                              Previous Positions: President and Director or Trustee
                              of some of the Funds in the Federated Fund Complex;
                              Executive Vice President, Federated Investors, Inc. and
                              Director and Chief Executive Officer, Federated
                              Securities Corp.

---------------------------------------------------------------------------------------
                              Principal Occupations:  Robert J. Ostrowski joined
Robert J. Ostrowski           Federated in 1987 as an Investment Analyst and became a
Birth Date: April 26, 1963    Portfolio Manager in 1990. He was named Chief
CHIEF INVESTMENT OFFICER      Investment Officer of taxable fixed income products in
----------------------------- 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser
Began serving: May 2004       since 1997. Mr. Ostrowski is a Chartered Financial
                              Analyst. He received his M.S. in Industrial
                              Administration from Carnegie Mellon University.

---------------------------------------------------------------------------------------

                              Todd A. Abraham has been the Fund's Portfolio Manager
Todd A. Abraham               since August 1995. He is Vice President of the Fund.
Birth Date: February 10, 1966 Mr. Abraham has been a Portfolio Manager since 1995 and
VICE PRESIDENT                a Vice President of the Fund's Adviser since 1997. Mr.
Began serving: November 1998  Abraham joined Federated in 1993 as an Investment
                              Analyst and served as Assistant Vice President from
                              1995 to 1997. Mr. Abraham served as a Portfolio Analyst
                              at Ryland Mortgage Co. from 1992-1993. Mr. Abraham is a
                              Chartered Financial Analyst and received his M.B.A. in
                              Finance from Loyola College.

**    Officers do not receive any compensation from the Fund.
-------------------------------------------------------------------------
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer
and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh,
Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an
Independent Trustee of the Fund, served as President of Duquesne from
1988 until his retirement from that position in 2001, and became
Chancellor of Duquesne on August 15, 2001. It should be noted that Mr.
Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES of the board
                                                                           Meetings
Board      Committee                                                       Held
Committee  Members            Committee Functions                          During
                                                                           Last
                                                                           Fiscal
                                                                           Year
Executive                     In between meetings of the full Board, the   8
           John F. Donahue    Executive Committee generally may exercise
           John E. Murray,    all the powers of the full Board in the
           Jr., J.D., S.J.D.  management and direction of the business and conduct of the affairs of the Trust in
                              such manner as the Executive Committee
                              shall deem to be in the best interests of
                              the Trust.  However, the Executive
                              Committee cannot elect or remove Board
                              members, increase or decrease the number
                              of Trustees, elect or remove any Officer,
                              declare dividends, issue shares or
                              recommend to shareholders any action
                              requiring shareholder approval.

Audit                         The purposes of the Audit Committee are to   6
           Thomas G. Bigley   oversee the accounting and financial
           John T. Conroy,    reporting process of the Fund, the Fund`s
           Jr.                internal control over financial reporting,
           Nicholas P.        and the quality, integrity and independent
           Constantakis       audit of the Fund`s financial statements.
           Charles F.         The Committee also oversees or assists the
           Mansfield, Jr.     Board with the oversight of compliance
                              with legal requirements relating to those
                              matters, approves the engagement and
                              reviews the qualifications, independence
                              and performance of the Fund's independent
                              registered public accounting firm, acts as
                              a liaison between the independent
                              registered public accounting firm and the
                              Board and reviews the Fund`s internal
                              audit function.

Nominating                                                                 1
           Thomas G. Bigley   The Nominating Committee, whose members
           John T. Conroy,    consist of all Independent  Trustees,
           Jr.                selects and nominates persons for election
           Nicholas P.        to the Fund`s Board when vacancies occur.
           Constantakis       The Committee will consider candidates
           John F.            recommended by shareholders, Independent
           Cunningham         Trustees, officers or employees of any of
           Peter E. Madden    the Fund`s agents or service providers and
           Charles F.         counsel to the Fund. Any shareholder who
           Mansfield, Jr.     desires to have an individual considered
           John E. Murray,    for nomination by the Committee must
           Jr.                submit a recommendation in writing to the
           Marjorie P. Smuts  Secretary of the Fund, at the Fund 's
           John S. Walsh      address appearing on the back cover of
                              this Statement of Additional Information.
                              The recommendation should include the name
                              and address of both the shareholder and
                              the candidate and detailed information
                              concerning the candidate's qualifications
                              and experience. In identifying and
                              evaluating candidates for consideration,
                              the Committee shall consider such factors
                              as it deems appropriate.  Those factors
                              will ordinarily include:  integrity,
                              intelligence, collegiality, judgment,
                              diversity, skill, business and other
                              experience, qualification as an
                              "Independent Trustee," the existence of
                              material relationships which may create
                              the appearance of a lack of independence,
                              financial or accounting knowledge and
                              experience, and dedication and willingness
                              to devote the time and attention necessary
                              to fulfill Board responsibilities.

-------------------------------------------------------------------------

Board ownership of shares in the fund and in the
FEDERATED family of Investment companies AS OF
dECEMBER 31, 2003
                                                       Aggregate
                                                 Dollar Range of
                           Dollar Range of       Shares Owned in
Interested                    Shares Owned             Federated
Board Member Name                  in Fund             Family of
                                                      Investment
                                                       Companies
John F. Donahue                 None               Over $100,000
J. Christopher Donahue          None               Over $100,000
Lawrence D. Ellis, M.D.         None               Over $100,000

Independent
Board Member Name
Thomas G. Bigley                None               Over $100,000
John T. Conroy, Jr.             None               Over $100,000
Nicholas P. Constantakis        None               Over $100,000
John F. Cunningham              None               Over $100,000
Peter E. Madden                 None               Over $100,000
Charles F. Mansfield, Jr.       None               $50,001 - $100,000
John E. Murray, Jr., J.D., S.J.D.  None            Over $100,000
Marjorie P. Smuts            $1- $10,000           Over $100,000
John S. Walsh                   None               Over $100,000

-------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract.  The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of the contract
, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the
Adviser's management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the
Federated organization in addition to investment advisory services; and
the Fund's relationship to the Federated funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the
Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the
Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the
Adviser.  This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated
in their decisions that the following factors may be relevant to an
Adviser's compensation:  the nature and quality of the services provided by the Adviser, including the performance of the Fund; the
Adviser's cost of providing the services; the extent to which the
Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent
Board members are fully informed about all facts bearing on the
Adviser's service and fee.  The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization.
Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.
Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance
(in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the
Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates;
compliance and audit reports concerning the Federated funds and the
Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the
Federated funds under separate contracts (e.g., for serving as the
Federated funds' administrator).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative.
Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund.


Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its
shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

Voting Proxies on Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities;
and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction
(unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a
"poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote:
against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients'
interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.
The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired
Investor Responsibility Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.
The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).
However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy
Committee will provide specific direction to IRRC.  The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the
Proxy Voting Guidelines, or override the directions provided in such
Guidelines, whenever necessary to comply with the proxy voting policies.


Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through
Federated's Internet site.  Go to www.federatedinvestors.com; select
"Products;" select the Fund; then use the link to "Prospectuses and
Regulatory Reports" to access the link to Form N-PX.


Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an
Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote.  Any Proxy
Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested
Company regarding the voting of proxies or disclose to an Interested
Company how the Proxy Committee has directed such proxies to be voted.
If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested
Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the
Adviser (or an affiliate) acts as an investment adviser, the Proxy
Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The
Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable.
While the coordination and ability to participate in volume
transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated Funds
0.150 of 1%               on the first $5 billion
0.125 of 1%               on the next $5 billion
0.100 of 1%               on the next $10 billion
0.075 of 1%               on assets over $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of
Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
-------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is
custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst &
Young LLP, conducts its audits in accordance with the standards of the
Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

--------------------------              2004            2003                2002
For the Year Ended August
31
Advisory Fee Earned             $3,034,203           $2,626,885     $2,109,743
Advisory Fee Reduction          $741,566             $559,360       $539,527
Advisory Fee Reimbursement      $6,287               $13,403        $11,757
Administrative Fee              $384,441             $329,236       $264,472
12b-1 Fee:
 Institutional Service          None                 --             --
 Shares
Shareholder Services Fee:
  Institutional Shares          None                 --             --
  Institutional Service         $127,264             --             --
  Shares
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.
-------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The
SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the
Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and ten-year periods ended August 31, 2004.

Yield is given for the 30-day period ended August 31, 2004.

                        30-Day Period   1 Year    5 Years  10 Years
Institutional Shares:
Total Return
  Before Taxes          N/A             1.31%     4.00%    4.83%
  After Taxes on        N/A             0.70%     2.47%    2.88%
  Distributions
  After Taxes on        N/A
  Distributions and  ---                0.85%     2.46%    2.89%
  Sale of Shares

Yield                   1.63%           N/A       N/A      N/A

-------------------------------------------------------------------------

                        30-Day Period   1 Year    5 Years  10 Years
Institutional
Service Shares:
Total Return
  Before Taxes          N/A             1.05%     3.74%    4.57%
  After Taxes on        N/A             0.54%     2.31%    2.72%
  Distributions
  After Taxes on
  Distributions and  ---N/A             0.68%     2.30%    2.74%
  Sale of Shares

Yield                   1.35%           N/A       N/A      N/A

-------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with
$10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.  Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the
Fund uses in advertising may include:

Lehman Brothers 1-3 Year Government Index
Lehman Brothers 1-3 Year Government Index is comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year and maximum maturity of
2.9 years are included.

Merrill Lynch 1-Year Treasury Index
Merrill Lynch 1-Year Treasury Index is an unmanaged index tracking
1-year U.S. government securities. The index is produced by Merrill
Lynch, Pierce, Fenner & Smith, Inc.

Lipper, Inc.
Lipper, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "U.S. Mortgage Funds" category in advertising and sales literature.

Morningstar, Inc.
Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than
1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?


Federated is dedicated to meeting  investor  needs by making  structured,
straightforward   and   consistent   investment   decisions.    Federated
investment  products have a history of competitive  performance  and have
gained  the  confidence  of  thousands  of  financial   institutions  and
individual investors.

Federated's  disciplined  investment selection process is rooted in sound
methodologies   backed  by  fundamental   and  technical   research.   At
Federated,  success in  investment  management  does not depend solely on the skill of a single  portfolio  manager.  It is a fusion of  individual talents and  state-of-the-art  industry tools and resources.  Federated's investment  process  involves  teams of portfolio  managers and analysts, and  investment  decisions  are executed by traders who are  dedicated to specific  market  sectors and who handle  trillions  of dollars in annual trading volume.

Federated Funds overview

Municipal Funds
In the municipal  sector,  as of December 31, 2003,  Federated managed 14 bond  funds  with  approximately  $3.8  billion  in  assets  and 22 money market funds with  approximately  $23.0 billion in total assets. In 1976,
Federated  introduced  one of the first  municipal  bond mutual  funds in the  industry  and is now  one of the  largest  institutional  buyers  of municipal  securities.  The Funds may quote statistics from organizations including The Tax Foundation and the National  Taxpayers  Union regarding the tax obligations of Americans.

Equity Funds
In the equity sector,  Federated has more than 32 years'  experience.  As of  December  31,  2003,  Federated  managed  36  equity  funds  totaling approximately  $25.6  billion  in assets  across  growth,  value,  equity
income,   international,   index  and  sector  (i.e.   utility)   styles.
Federated's  value-oriented  management  style combines  quantitative and
qualitative   analysis  and  features  a  structured,   computer-assisted
composite modeling system that was developed in the 1970s.

Corporate Bond Funds
In  the  corporate  bond  sector,  as of  December  31,  2003,  Federated
managed  11  money   market   funds  and  4  bond   funds   with   assets
approximating    $61.7   billion   and   $3.4   billion,    respectively.
Federated's   corporate   bond  decision   making--based   on  intensive,
diligent  credit  analysis--is  backed by over 30 years of  experience in the  corporate  bond sector.  In 1972,  Federated  introduced  one of the first high-yield bond funds in the industry.  In 1983,  Federated was one
of  the  first  fund  managers  to   participate   in  the  asset  backed
securities market, a market totaling more than $209 billion.

Government Funds
In the government  sector,  as of December 31, 2003,  Federated managed 7 mortgage backed,  3 multi-sector  government  funds, 4  government/agency and 19 government  money market mutual funds,  with assets  approximating
$4.9   billion,   $0.9   billion,   $2.9   billion  and  $56.2   billion,
respectively.  Federated  trades  approximately  $90.4  billion  in  U.S.
government   and   mortgage   backed    securities   daily   and   places
approximately  $35 billion in repurchase  agreements each day.  Federated introduced the first U.S.  government  fund to invest in U.S.  government bond  securities in 1969.  Federated has been a major force in the short-
and  intermediate-term   government  markets  since  1982  and  currently
manages  approximately  $50  billion in  government  funds  within  these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2003, Federated managed
$136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion, $59.4 billion, $20.6 billion and $173.9 million, respectively.

The Chief  Investment  Officers  responsible for oversight of the various investment  sectors  within  Federated  are:  Global  Equity - Stephen F.
Auth  is  responsible   for  overseeing  the  management  of  Federated's
domestic and  international  equity products;  Global Fixed Income - Mary
Jo Ochson and Robert J.  Ostrowski are  responsible  for  overseeing  the management of  Federated's  domestic and  international  fixed income and high  yield  products;  and  Money  Markets - Deborah  A.  Cunningham  is responsible  for overseeing  the  management of Federated's  money market fund products.

Mutual Fund Market
Forty-nine  percent of American  households are pursuing their  financial goals through mutual funds.  These  investors,  as well as businesses and institutions,  have  entrusted  over $6.2  trillion to the  approximately
8,300 funds available, according to the Investment Company Institute.

Federated Clients Overview
Federated  distributes  mutual  funds  through  its  subsidiaries  for  a variety of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately  3,035  institutional  clients nationwide by managing and servicing  separate  accounts and mutual funds for  a  variety  of  purposes,  including  defined  benefit  and  defined contribution programs, cash management,  and asset/liability  management.
Institutional  clients include  corporations,  pension funds,  tax exempt entities,  foundations/endowments,  insurance  companies,  and investment and financial advisers.

Bank Marketing
Other  institutional  clients  include  more than  1,600  banks and trust organizations.  Virtually all of the trust  divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated  funds are  available  to  consumers  through  major  brokerage
firms   nationwide--Federated   has  over  2,000  broker/dealer  and  bank
broker/dealer   relationships  across  the   country--supported  by  more
wholesalers than any other mutual fund distributor.  Federated's  service to financial  professionals  and  institutions has earned it high ratings in several  surveys  performed by DALBAR,  Inc.  DALBAR is  recognized as the industry benchmark for service quality measurement.


FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended August
31, 2004 are incorporated herein by reference to the Annual Report to
Shareholders of Federated Adjustable Rate Securities Fund dated August
31, 2004.

INVESTMENT RATINGS

Standard and Poor's Long-Term Debt Rating Definitions
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued
payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

Moody's Investors Service Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.
Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.
This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings
A-1-- A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Fitch Ratings Commercial Paper Rating Definitions
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country.
Under their national rating scale, this rating is assigned to the
"best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a
"+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country.
However, the margin of safety is not as great as in the case of the higher ratings.

ADDRESSES

Federated Adjustable Rate Securities Fund

Institutional Shares

Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C.     OTHER INFORMATION.

Item 22.      Exhibits:
              --------
                     (a)  (i) Conformed copy of Restatement and Amendment No.
                              11 to Declaration of Trust of the Registrant;
                              (22)
                          (ii)Conformed copy of Amendment No. 12 of the
                              Restatement Declaration of Trust of the
                              Registrant (+)
                     (b)  (i) Copy of Restated and Amended By-Laws of the
                              Registrant; (16)
                          (ii)Copy of Amendment No. 5 to the By-Laws of the
                              Registrant; (19)
                        (iii)Copy of Amendment No. 6 to the By-Laws of the
                              Registrant; (19)
                          (iv)Copy of Amendment No. 7 to the By-Laws of the
                              Registrant; (19)
                          (v) Copy of Amendment No. 8 to the By-Laws of the
                              Registrant; (19)
                          (vi)Copy of Amendment No. 9 to the By-Laws of the
                              Registrant (23)
                         (vii)Copy of Amendment No. 10 to the By-Laws of the
                              Registrant (23)
                     (c)      Copy of Specimen Certificate for Shares of
                              Beneficial Interest of the Registrant; (15)
                     (d)  (i) Conformed copy of Investment Advisory Contract
                              of the Registrant; (9)
                          (ii)Conformed copy of Amendment to Investment
                              Advisory Contract of the Registrant; (22)
                     (e)  (i) Conformed copy of Distributor's Contract of the
                              Registrant; (14)
                          (ii)Conformed copy of Exhibit A to Distributor's
                              Contract of the Registrant; (16)
                          (iii)Conformed copy of Exhibit B to the
                              Distributor's Contract of the Registrant; (20)
                          (iv)Conformed copy of Amendment dated June 1, 2001
                              to Distributor's Contract of the Registrant; (22)
                          (v) Conformed copy of Amendment dated October 1,
                              2003 to Distributor's Contract of the
                              Registrant. (23)
                          (vi)The Registrant hereby incorporates the conformed
                              copy of the specimen Mutual Funds Sales and
                              Service Agreement; Mutual Funds Service
                              Agreement; and Plan Trustee/Mutual Funds Service
                              Agreement from Item 24(b)(6)(ii)-(iv) of the
                              Cash Trust Series II Registration Statement on
                              Form N-1A filed with the Commission on July 24,
                              1995.  (File Nos. 33-38550 and 811-6269).
                     (f)      Not applicable;
                     (g)  (i) Conformed copy of Custodian Agreement of the
                              Registrant; (16)
                          (ii)Conformed copy of Amendment to Custodian
                              Agreement of the Registrant; (22)
                        (iii) Conformed Copy of Exhibit 1 to Custodian
                              Agreement of the Registrant; (22)
                          (iv)Conformed copy of Custodian Fee Schedule; (19)
                     (h)  (i) Conformed copy of Amended and Restated Agreement
                              for Fund Accounting Services, Administrative
                              Services, Transfer Agency Services and Custody
                              Services Procurement of the Registrant; (22)
                          (ii)The responses described in Item 23(e) (vi) are
                              hereby incorporated by reference.
                          (iii)The Registrant hereby incorporates the
                              conformed copy of Amendment No. 2 to the Amended
                              and Restated Agreement for Fund Accounting
                              Services, Administrative Services, Transfer
                              Agency Services and Custody Services Procurement
                              from Item 23 (h) (v) of the Federated U.S.
                              Government Securities: 2-5 Years Registration
                              Statement on Form N-1A, filed with the
                              Commission on March 30, 2004 (file Nos. 2-75769
                              and 811--3387);
                          (iv)The Registrant hereby incorporates the conformed
                              copy of Amendment No. 3 to the Amended and
                              Restated Agreement for Fund Accounting Services,
                              Administrative Services, Transfer Agency
                              Services and Custody Services Procurement from
                              Item 23 (h) (v) of the Federated U.S. Government
                              Securities: 2-5 Years Registration Statement on
                              Form N-1A, filed with the Commission on March
                              30, 2004. (File Nos. 2-75769 and 811--3387);
                          (v) The Registrant hereby incorporates by reference
                              the conformed copy of the Agreement for
                              Administrative Services from Item 23 (h) (vix)
                              of the Federated Index Trust Registration
                              Statement on Form N-1A, filed with the
                              commission on December 30, 2003. (File Nos.
                              33-33852 and 811-6061);
                        (vi) The Registrant hereby incorporates the conformed
                              copy of the Second Amended and Restated Services
                              Agreement, with attached Schedule 1 revised June
                              30, 2004, from Item (h) (vii) of the Cash Trust
                              Series, Inc. Registration Statement on Form
                              N-1A, filed with the Commission on July 29,
                              2004. (File Nos. 33-29838 and 811-5843);
                       (vii) The Registrant hereby incorporates the conformed
                              copy of the Financial Administration and
                              Accounting Services, with attached Exhibit A
                              revised June 30, 2004, from Item (h) (viii) of
                              the Cash Trust Series, Inc. Registration
                              Statement on Form N-1A, filed with the
                              Commission on July 29, 2004. (File Nos. 33-29838
                              and 811-5843.
                     (i)      Conformed copy of Opinion and Consent of Counsel
                              as to legality of shares being registered; (16)
                     (j)      Conformed copy of Consent of Independent
                              Registered Public Accounting Firm; (+)
                     (k)      Not applicable;
                     (l)      Conformed copy of Initial Capital Understanding;
                              (16)
                     (m)  (i) Conformed copy of Distribution Plan including
                              Exhibit A of the Registrant; (+)
                         (ii)The responses described in Item 23(e) (vi) are
                              hereby incorporated by reference.
                     (n)      The Registrant hereby incorporates the conformed
                              copy of the Multiple Class Plan from Item (n) of
                              the GMNA Trust Registration Statement on Form
                              N-1A, filed with the Commission on March 29,
                              2004. (File Nos. 2-75670 and 811-3375).
                     (o)  (i) Conformed copy of Power of Attorney of the
                              Registrant; (21)
                          (ii)Conformed copy of Power of Attorney of Chief
                              Investment Officer of the Registrant; (21)
                     (p)      The registrant hereby incorporates the conformed
                              copy of the Code of Ethics for Access Persons
                              from Item 23(p) of the Money Market Obligations
                              Trust, Registration Statement on Form N-1A filed
                              with the Commission February 26, 2004. (File
                              Nos. 33-31602 and 811-5950).

------------------------
+     All exhibits have been filed electronically.

9.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 8 on Form N-1A filed August 24, 1989. (File Nos. 2-98491 and 811-4539).
12.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 11 on Form N-1A filed December 27, 1991.  (File Nos. 2-98491 and 811-4539).
14.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 14 on Form N-1A filed October 22, 1992. (File Nos. 2-98491 and 811-4539).
15.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 15 on Form N-1A filed October 25, 1993. (File Nos. 2-98491 and 811-4539).
16.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 17 on Form N-1A filed October 26, 1994. (File Nos. 2-98491 and 811-4539).
19.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 22 on Form N-1A filed October 29, 1998. (File Nos. 2-98491 and 811-4539).
20.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 25 on Form N-1A filed October 29, 1999.  (File Nos.
      2-98491 and 811-4539).
21.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 26 on Form N-1A filed October 31, 2001. (File Nos. 2-98491 and 811-4539).
22.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 27 on Form N-1A filed December 26, 2001. (File Nos.
      2-98491 and 811-4539).
23.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 30 on From N-1A, filed with the Commission on October 29,
      2003. (File Nos. 2-98491 and 811-4539).

Item 23.    Persons Controlled by or Under Common Control with the Fund:

            None

Item 24.    Indemnification:  (12)

Item 25.    Business and Other Connections of Investment Adviser:
            ----------------------------------------------------

            For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of two of the Trustees and two of the Officers of the
            investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?"  The remaining
            Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief Financial Officer, Federated
            Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and
            Mark D. Olson (a principal of the firm, Mark D. Olson & Company,
            L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware
            Avenue, P.O. Box 2305, Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                    Keith M. Schappert

Vice Chairman:                                  William D. Dawson, III

Senior Vice Presidents:                         Joseph M. Balestrino
                                                Jonathan C. Conley
                                                Deborah A. Cunningham
                                                Mark E. Durbiano
                                                Robert M. Kowit
                                                Jeffrey A. Kozemchak
                                                Susan M. Nason
                                                Mary Jo Ochson
                                                Robert J. Ostrowski
                                                Richard Tito

Vice Presidents:                                Todd A. Abraham
                                                J. Scott Albrecht
                                                Randall S. Bauer
                                                Nancy J.Belz
                                                G. Andrew Bonnewell
                                                Lee R. Cunningham, II
                                                B. Anthony Delserone, Jr.
                                                Donald T. Ellenberger
                                                Eamonn G. Folan
                                                John T. Gentry
                                                Patricia L. Heagy
                                                Susan R. Hill
                                                William R. Jamison
                                                Nathan H. Kehm
                                                John C. Kerber
                                                J. Andrew Kirschler
                                                Marian R. Marinack
                                                Kevin McCloskey
                                                Natalie F. Metz
                                                Thomas J. Mitchell
                                                Joseph M. Natoli
                                                Mary Kay Pavuk
                                                Jeffrey A. Petro
                                                Ihab L. Salib
                                                Roberto Sanchez-Dahl, Sr.
                                                John Sidawi
                                                Michael W. Sirianni,Jr.
                                                Christopher Smith
                                                Timothy G. Trebilcock
                                                Paolo H. Valle
                                                Stephen J. Wagner
                                                Paige M. Wilhelm
                                                George B. Wright

Assistant Vice Presidents:                      Lori Andrews
                                                Hanan Callas
                                                Jerome Conner
                                                James R. Crea, Jr.
                                                Karol M. Crummie
                                                Richard Cumberledge
                                                Richard J. Gallo
                                                Kathyrn P. Glass
                                                James Grant
                                                Tracey L. Lusk
                                                Ann Manley
                                                Karl Mocharko
                                                Bob Nolte
                                                Rae Ann Rice
                                                Brian Ruffner
                                                Kyle D. Stewart
                                                Mary Ellen Tesla
                                                Nichlas S. Tripodes
                                                Mark Weiss

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue

Assistant Secretary:                            Jay S. Neuman

Assistant Treasurer:                            Denis McAuley, III

            The business address of each of the Officers of the investment adviser is
            Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
            15222-3779.  These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund
            Complex described in Part B of this Registration Statement.

Item 26.    Principal Underwriters:

   (a)   Federated   Securities   Corp.  the   Distributor  for  shares  of  the
         Registrant,  acts as principal  underwriter for the following  open-end investment companies, including the Registrant:

                  Cash  Trust  Series,  Inc.;  Cash Trust  Series II;  Federated
                  Adjustable Rate Securities  Fund;  Federated  American Leaders
                  Fund,  Inc.;  Federated  Core Trust;  Federated Core Trust II,
                  L.P.;  Federated  Equity Funds;  Federated Equity Income Fund,
                  Inc.; Federated Fixed Income Securities,  Inc.; Federated GNMA
                  Trust;   Federated   Government   Income   Securities,   Inc.;
                  Federated  High Income Bond Fund,  Inc.;  Federated High Yield
                  Municipal Income Fund;  Federated High Yield Trust;  Federated
                  Income  Securities  Trust;  Federated Income Trust;  Federated
                  Index  Trust;   Federated   Institutional   Trust;   Federated
                  Insurance  Series;   Federated   International  Series,  Inc.;
                  Federated  Investment  Series Funds,  Inc.;  Federated Limited
                  Duration  Government Fund, Inc.;  Federated Managed Allocation
                  Portfolios;  Federated  Municipal High Yield  Advantage  Fund,
                  Inc.;  Federated  Municipal  Securities Fund, Inc.;  Federated
                  Municipal   Securities   Income   Trust;   Federated   Premier
                  Intermediate   Municipal   Income  Fund;   Federated   Premier
                  Municipal Income Fund;  Federated  Short-Term Municipal Trust;
                  Federated  Stock and Bond Fund,  Inc.;  Federated Stock Trust;
                  Federated Total Return  Government Bond Fund;  Federated Total
                  Return  Series,  Inc.;  Federated U.S.  Government  Bond Fund;
                  Federated  U.S.   Government   Securities   Fund:  1-3  Years;
                  Federated  U.S.   Government   Securities   Fund:  2-5  Years;
                  Federated  World   Investment   Series,   Inc.;   Intermediate
                  Municipal Trust;  Edward Jones Money Market Fund; Money Market
                  Obligations  Trust;  Regions  Morgan  Keegan  Select Funds and
                  SouthTrust Funds.

         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 with Registrant
---------------------         -----------------    ----------------------

Chairman:                     Richard B. Fisher       VICE PRESIDENT

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Vice President and Director:  Peter J. Germain

Treasurer and Director:       Denis McAuley III

Senior Vice Presidents:       Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              H. Joseph Kennedy
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Thomas E. Territ
                              Robert F. Tousignant
                              Paul Uhlman

Vice Presidents:              Irving Anderson
                              Dan Berry
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Brian Burke
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              James Conely
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Beth C. Dell
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Jamie Getz
                              Joseph D. Gibbons
                              J. Todd Glickson
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              William Kastrol
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Theodore J. Kravits, Jr.
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Richard C. Mihm
                              Chris Milliken
                              Vincent T. Morrow
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Josh Rasmussen
                              Richard A. Recker
                              Christopher Renwick
                              Diane M. Robinson
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              William C. Tustin
                              G. Walter Whalen
                              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Brian F. Palusa
                              William Rose

Secretary:                    Stephen A. Keen

Assistant Secretary:          Thomas R. Donahue
                              Peter J. Germain

The business address of each of the Officers of Federated Securities Corp. is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
15222-3779.

         (c)     Not applicable

Item 27. Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                    Reed Smith LLP
                              Investment Management Group (IMG)
                              Federated Investors Tower
                              12th Floor
                              1001 Liberty Avenue
                              Pittsburgh, PA 15222-3779
                              (Notices should be sent to the Agent for service at
                              the above address)

                              Federated Investors Funds
                              5800 Corporate Drive
                              Pittsburgh, PA 15237-7000

State Street Bank and Trust Company                   P.O. Box 8600
("Custodian, Transfer Agent, and Dividend             Boston, MA 02266-8600
Disbursing Agent")

Federated Services Company                            Federated Investors Tower
("Administrator")                                     1001 Liberty Avenue
                                                      Pittsburgh, PA
                                                      15222-3779

Federated Investment Management Company               Federated Investors Tower
("Adviser")                                           1001 Liberty Avenue
                                                      Pittsburgh, PA
                                                      15222-3779

Item 28. Management Services:  Not applicable.

Item 29. Undertakings:

         Registrant hereby undertakes to comply with the provisions of
         Section 16(c) of the 1940 Act with respect to removal of Trustees and the calling of special shareholder meetings by shareholders.

SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the
         Investment Company Act of 1940, the Registrant, FEDERATED ADJUSTABLE
         RATE SECURITIES FUND, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of October, 2004.

FEDERATED ADJUSTABLE RATE SECURITIES FUND
                  BY: /s/ Daniel M. Miller
                  Daniel M. Miller, Assistant Secretary
                  October 29, 2004

         Pursuant to the requirements of the Securities Act of 1933, this
         Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

         NAME                       TITLE                   DATE
By:      /s/ Daniel M. Miller
         Daniel M. Miller     ASSISTANT SECRETARY   October 29, 2004

         NAME                                   TITLE
John F. Donahue*                          Chairman and Trustee

William D. Dawson, III*                   Chief Investment Officer

J. Christopher Donahue*                   President and Trustee
                                          (Principal Executive Officer)

Richard J. Thomas*                        Treasurer
                                          (Principal Financial Officer)

Thomas G. Bigley*                         Trustee

John T. Conroy, Jr.*                      Trustee

Nicholas P. Constantakis*                 Trustee

John F. Cunningham*                       Trustee

Lawrence D. Ellis, M.D.*                  Trustee

Peter E. Madden*                          Trustee

John E. Murray, Jr., J.D., S.J.D.*        Trustee

Marjorie P. Smuts*                        Trustee

John S. Walsh                             Trustee

* By Power of Attorney